IPS Strategic Capital Absolute Return Fund
		Schedule of Investments
		May 31, 2025 (Unaudited)
Shares/Principal Amount				Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS

Equity Funds
1	SPDR S&P 500 ETF Trust			$ 589	0.00%

Fixed Income
514,021	Invesco BulletShares 2025 Corporate Bond ETF +			10,629,954	20.36%

Total for Exchange Traded Funds (Cost $10,630,037)				10,630,544	20.36%

U.S. TREASURY BILLS
$ 1,750,000	3.80%, due 6/26/2025 ** +			1,745,083
1,750,000	4.09%, due 7/31/2025 ** +			1,737,854
Total for Government Securities (Cost $3,482,086)				3,482,936	6.67%

MONEY MARKET FUNDS
1,530,822	Federated Hermes Government Obligations Fund - Institutional
	Class 4.17% ***			1,530,822	2.93%
Total for Money Market Funds (Cost $1,530,822)

CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
CBOE S&P 500 Index *
June 2, 2025 Calls @ $5,635		48	$ 27,048,000	$ 1,297,680
June 20, 2025 Calls @ $5,000		55	27,500,000	5,032,225
June 30, 2025 Calls @ $5,700		96	54,720,000	2,550,720
July 18, 2025 Calls @ $6,000		41	24,600,000	400,365
September 19, 2025 Calls @ $5,000		31	15,500,000	3,098,295
October 17, 2025 Calls @ $5,000		60	30,000,000	6,158,400
November 21, 2025 Calls @ $5,000		10	5,000,000	1,056,450
December 19, 2025 Calls @ $5,000		35	17,500,000	3,776,500
January 16, 2026 Calls @ $5,000		30	15,000,000	3,314,250
February 20, 2026 Calls @ $5,000		28	14,000,000	3,166,660
March 20, 2026 Calls @ $5,000		28	14,000,000	3,221,680

Total for Call Options Purchased (Premiums Paid - $35,923,315)			244,868,000	33,073,225

Put Options Purchased
CBOE S&P 500 Index *
June 20, 2025 Puts @ $6,000		55	$ 33,000,000	$ 698,225
June 30, 2025 Puts @ $5,850		100	58,500,000	784,500
July 18, 2025 Puts @ $5,950		140	83,300,000	1,969,100
July 18, 2025 Puts @ $7,000		41	28,700,000	4,353,380
September 19, 2025 Puts @ $6,000		31	18,600,000	709,280
October 17, 2025 Puts @ $6,000		60	36,000,000	1,512,000
November 21, 2025 Puts @ $6,000		10	6,000,000	277,450
December 19, 2025 Puts @ $4,850		3	1,455,000	21,075
December 19, 2025 Puts @ $6,000		35	21,000,000	1,029,175
January 16, 2026 Puts @ $6,000		30	18,000,000	913,950
February 20, 2026 Puts @ $6,000		28	16,800,000	901,040
March 20, 2026 Puts @ $6,000		28	16,800,000	937,440

Total for Put Options Purchased (Premiums Paid - $14,525,699)			338,155,000	14,106,615

Total Options Purchased (Premiums Paid - $50,449,014)			$ 583,023,000	47,179,840	90.35%

Total Investment Securities (Cost - $66,091,959)				62,824,142	120.31%

	Liabilities in Excess of Other Assets			(10,607,867)	-20.31%

	Net Assets			$ 52,216,275	100.00%

IPS Strategic Capital Absolute Return Fund
		Schedule of Options Written
		May 31, 2025 (Unaudited)
CALL/PUT OPTIONS WRITTEN			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value

Call Options Written
CBOE S&P 500 Index *
June 20, 2025 Calls @ $6,000		55	$ 33,000,000	$ 241,450
July 18, 2025 Calls @ $7,000		41	28,700,000	923
September 19, 2025 Calls @ $6,000		31	18,600,000	616,900
October 17, 2025 Calls @ $6,000		60	36,000,000	1,434,900
November 21, 2025 Calls @ $6,000		10	6,000,000	283,450
December 19, 2025 Calls @ $6,000		35	21,000,000	1,098,650
January 16, 2026 Calls @ $6,000		30	18,000,000	1,034,100
February 20, 2026 Calls @ $6,000		28	16,800,000	1,061,900
March 20, 2026 Calls @ $6,000		28	16,800,000	1,132,040

Total for Call Options Written (Premiums Received - $9,467,283)			194,900,000	6,904,313

Put Options Written
CBOE S&P 500 Index *
June 2, 2025 Puts @ $5,640		50	28,200,000	625
June 20, 2025 Puts @ $4,050		9	3,645,000	428
June 20, 2025 Puts @ $4,650		124	57,660,000	16,430
June 20, 2025 Puts @ $5,000		55	27,500,000	14,438
June 30, 2025 Puts @ $5,580		150	83,700,000	448,500
July 18, 2025 Puts @ $5,435		210	114,135,000	746,550
July 18, 2025 Puts @ $6,000		41	24,600,000	666,865
September 19, 2025 Puts @ $5,000		31	15,500,000	136,245
October 17, 2025 Puts @ $5,000		60	30,000,000	344,400
November 21, 2025 Puts @ $5,000		10	5,000,000	73,350
December 19, 2025 Puts @ $5,000		35	17,500,000	296,975
January 16, 2026 Puts @ $5,000		30	15,000,000	282,000
February 20, 2026 Puts @ $5,000		28	14,000,000	299,180
March 20, 2026 Puts @ $5,000		28	14,000,000	327,320

Total for Put Options Written (Premiums Received - $5,185,184)			450,440,000	3,653,305

Total Options Written (Premiums Received - $14,652,467)			$ 645,340,000	$ 10,557,618

* Non-Income Producing Securities.
** Zero coupon bond. Coupon rate disclosed represents yield at May 31, 2025.
*** The rate shown represents the 7-day yield at May 31, 2025.
+ Portion or all of the security is pledged as collateral for options written.